Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 485	$ 152	$ 788
Cumulative after-tax gain/(loss) on equity securities designated at FVOCI	(18)	(12)	(64)
Dividend income	$ 47	$ 25	$ 33